Document And Entity Information	9 Months Ended
Mar. 31, 2017
Document Information [Line Items]
Entity Registrant Name	iBio, Inc.
Entity Central Index Key	0001420720
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2017
Entity Filer Category	Smaller Reporting Company